Stockholders' Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Equity Abstract
Stockholders' Equity

Note 8 — Stockholders’ Equity

Series A Preferred Stock

In connection with the closing of the Business Combination, the Company designated and issued 10,000 shares of Series A preferred stock, par value $0.0001 per share, to RSL, all of which shares are outstanding as of June 30, 2020.

Each share of Series A preferred stock will automatically convert into one share of common stock at such time as the holder(s) of Series A preferred stock hold less than 25% of the total voting power of the Company’s outstanding shares. In the event of the Company’s liquidation, dissolution, or winding up, the holder(s) of the Series A preferred stock will receive first an amount per share equal to $0.01 and then will be entitled to share ratably in the assets legally available for distribution to all stockholders.

Preferred Stock

In connection with the closing of the Business Combination, the Company authorized 10,010,000 shares of preferred stock par value $0.0001 per share. Other than the 10,000 shares of preferred stock designated as Series A preferred stock, there were no issued and outstanding shares of preferred stock as of June 30, 2020.

Common Stock

In connection with the closing of the Business Combination, the Company authorized 500,000,000 shares of common stock, par value $0.0001 per share. Immediately after giving effect to the Business Combination, there were 56,455,376 shares of common stock issued and 54,655,376 shares of common stock outstanding.

In April 2020, the Company completed an underwritten public offering of 9,613,365 shares of its common stock (including 1,034,483 shares of common stock purchased by RSL and the full exercise of the underwriters’ option to purchase 1,253,917 additional shares of common stock) at a price to the public of $14.50 per share, for net proceeds to the Company of approximately $131.0 million, after deducting underwriting discounts and commissions and estimated offering expenses.

On May 12, 2020, the Company achieved the first milestone earnout under the Share Exchange Agreement and, as a result, 10,000,000 shares of the Company’s common stock were issued to former stockholders of ISL, (including 8,773,969 shares of common stock issued to RSL) pursuant to thereto. In addition, upon the satisfaction of this condition and pursuant to the Sponsor Restricted Stock Agreement, 900,000 shares of the sponsor restricted shares vested and are no longer subject to forfeiture.

The Company has reserved the following shares of common stock for issuance:

	June 30, 2020	March 31, 2020
Conversion of Series A preferred stock	10,000	10,000
Options outstanding	5,238,554	3,873,888
Restricted stock units outstanding	127,200	—
Options available for future option grants	5,716,057	5,283,520
Common stock warrants	—	5,750,000
Earnout shares	10,000,000	20,000,000

Total	21,091,811	34,917,408

Common Stock Warrants

In connection with HSAC’s inital public offering in May 2019, HSAC issued 11,500,000 warrants for the purchase of one-half of one share of common stock (an aggregate of 5,750,000 shares) at a price of $11.50 per whole share, subject to adjustment. The warrants were classified as equity. All of the warrants remained outstanding as of and were exercisable commencing on May 14, 2020. The warrants were set to expire in December 2024 or earlier upon redemption or liquidation. The warrants were redeemable, at the Company’s option, in whole and not in part, at a price of $0.01 per warrant, upon a minimum of 30 days’ prior written notice of redemption, and if, and only if, the last sale price of the Company’s common stock equaled or exceeded $16.50 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends a notice of redemption to the warrant holders. In May 2020, the Company delivered a notice of the redemption to the warrant holders, and an aggregate of 11,438,290 outstanding warrants were subsequently exercised for an aggregate of 5,719,145 shares of the Company’s common stock at a price of $11.50 per share, for net proceeds of approximately $65.8 million. The remaining 61,710 warrants were cancelled, and the holders thereof paid $0.01 per cancelled warrant. No warrants remain outstanding as of June 30, 2020.

Note 9 — Stockholders’ Equity

Series A Preferred Stock

In connection with the closing of the Business Combination, the Company designated and issued 10,000 shares of Series A preferred stock, par value $0.0001 per share, to RSL, all of which shares are outstanding as of March 31, 2020.

The holder(s) of the Series A preferred stock are entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter, and do not have cumulative voting rights.

The holder(s) of a majority of outstanding shares of Series A preferred stock, exclusively and as a separate class, are entitled to elect: (i) four Series A preferred directors, as long as the holder(s) of Series A preferred stock hold 50% or more of the voting power of all then-outstanding shares of capital stock entitled to vote generally at an election of directors, (ii) three Series A preferred directors, as long as the holder(s) of Series A preferred stock hold 40% or more but less than 50% of the voting power of all then-outstanding shares of capital stock entitled to vote generally at an election of directors, and (iii) two Series A preferred directors, as long as the holder(s) of Series A preferred stock hold 25% or more but less than 40% of the voting power of all then-outstanding shares of capital stock entitled to vote generally at an election of directors. Any Series A preferred director so elected may be removed without cause by, and only by, the affirmative vote of the holder(s) of Series A preferred stock given either at a special meeting of the holder(s) of Series A preferred stock duly called for that purpose or pursuant to a written consent of the holder(s) of Series A preferred stock.

Each share of Series A preferred stock is convertible at any time at the option of the holder into one share of common stock. On any transfer of shares of Series A preferred stock, whether or not for value, each such transferred share will automatically convert into one share of common stock, except for certain transfers described in the amended and restated certificate of incorporation.

Each share of Series A preferred stock will automatically convert into one share of common stock at such time as the holder(s) of Series A preferred stock hold less than 25% of the total voting power of the Company’s outstanding shares.

The Company shall not, without the consent of the holder(s) of at least a majority of Series A preferred stock, alter or repeal any provisions of the Company’s amended and restated certificate of incorporation or bylaws that adversely affect the powers, preferences or rights of the Series A preferred stock.

In the event of the Company’s liquidation, dissolution, or winding up, the holder(s) of the Series A preferred stock will receive first an amount per share equal to $0.01 and then the holders of the Series A preferred stock and the common stock will be entitled to share ratably in the assets legally available for distribution to stockholders after the payment of or provision for all of the Company’s debts and other liabilities, subject to the rights of any blank check preferred stock then outstanding.

Preferred Stock

In connection with the closing of the Business Combination, the Company authorized 10,010,000 shares of preferred stock par value $0.0001 per share. The board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. Other than the 10,000 shares designated Series A preferred stock, there were no issued and outstanding shares of preferred stock as of March 31, 2020.

Common Stock

In connection with the closing of the Business Combination, the Company authorized 500,000,000 shares of common stock, par value $0.0001 per share. Each share of common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the board of directors since the Company’s inception.

The Company has reserved the following shares of common stock for issuance:

	March 31,
	2020	2019
Conversion of Series A preferred stock	10,000	—
Options outstanding	3,873,888	189,269
Options available for future option grants	5,283,520	3,478,728
Common stock warrants	5,750,000	—
Earnout shares	20,000,000	—

Total	34,917,408	3,667,997

Common Stock Warrants

In May 2019, the Sponsor purchased from HSAC an aggregate of 10,000,000 warrants (the “private warrants”) at $0.50 per private warrant (for a total purchase price of $5.0 million), with each warrant exercisable for one-half share of common stock at an exercise price of $11.50 per share simultaneously with the closing of HSAC’s IPO in May 2019. Pursuant to the Share Exchange Agreement, all of the private warrants were canceled upon the closing of the Business Combination. The Company did not recognize any expense on the cancelation of the private warrants.

As of March 31, 2020, 11,500,000 warrants were outstanding for the purchase one-half of one share of common stock (an aggregate of 5,750,000 shares) at a price of $11.50 per whole share, subject to adjustment. The warrants were issued by HSAC as part of the units sold in its IPO in May 2019 and are classified in equity. The warrants are exercisable commencing on May 14, 2020 and expire in December 2024 or earlier upon redemption or liquidation. The warrants are redeemable, at the Company’s option, in whole and not in part, at a price of $0.01 per warrant, upon a minimum of 30 days’ prior written notice of redemption, and if, and only if, the last sale price of the Company’s common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends a notice of redemption to the warrant holders. The warrant holders have 30 days to exercise the warrants upon receipt of notice of redemption. See Note 3 – Business Combination and Recapitalization for a description of the Company’s Earnout Shares and Sponsor Restricted Shares, and related impact on Stockholders’ Equity.

From May 14, 2020 through June 15, 2020, 11,438,290 warrants were exercised for an aggregate of 5,719,145 shares of the Company’s common stock at a price of $11.50 per share, for net proceeds of approximately $65.8 million. See Note 12 – Subsequent Events for details related to redemption of warrants.